Commitments and Contingencies	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies

Note 7 — Commitments and Contingencies

Office Leases

Starting in 2018, the Company leased office space for approximately $5,500 a month from a related party. The Company was required to pay a $15,000 rental deposit. Rent expense related to this lease for the three and six months ended June 30, 2022 was $0. Rent expense related to this lease for the three and six months ended June 30, 2021 was approximately $8,000 and $28,000, respectively. The Company terminated the related party lease in May 2021 and entered into a month-to-month lease in Cincinnati, Ohio, with an unrelated party in April 2021 with monthly payments of approximately $500 per month.

The Company entered into a short-term lease in Palm Beach, Florida with an unrelated party, with a commencement date of May 1, 2022, for approximately $14,000 per month. The lease term ends on April 30, 2023 and is personally guaranteed by the Company’s CEO. The Company incurred rent expense for the three and six months ended June 30, 2022 of approximately $36,000.

Litigation

From time to time, the Company may be subject to various legal proceedings and claims that arise in the ordinary course of its business activities. As of June 30, 2022, the Company is not a party to any material legal proceedings and is not aware of any pending or threatened claims aside from the following.

On April 15, 2022, the Company received a demand letter (the “Demand Letter”) from Boustead. The Demand Letter alleges that the Company breached the Underwriting Agreement entered into between Boustead and the Company, dated February 17, 2022 in connection with the Company’s initial public offering. The Demand Letter alleges that, by engaging Wainwright as placement agent in the April Private Placement, the Company breached the right of first refusal to act as placement agent granted to Boustead under the Underwriting Agreement and, as a result of selling securities in the April Private Placement, breached the 12-month lock-up obligation following the consummation of the initial public offering under the Underwriting Agreement. The Demand Letter requested that the Company rescind the April Private Placement. The Company has not responded to the Demand Letter and no legal action has been brought by Boustead to date. The Company has evaluated the related contingency in accordance with the authoritative accounting guidance and recorded an accrued loss contingency of approximately $0.5 million in the accompanying condensed balance sheets, see Note 4. While the accrual represents the Company’s best estimate and incorporates all currently available information, there is no assurance that future quarterly or annual operating results will not be materially affected by this contingency.

Registration Rights Agreement

See Note 6.

Significant Agreements

Oxford University Innovation Limited

Pursuant to the OUI Agreement, as disclosed in Note 5, the Company is obligated to pay certain milestone and royalty payments in the future, as the related contingent events occur. Specifically, the Company is obligated to pay a 6% royalty on all net sales of licensed products, as defined in the OUI Agreement, with an annual minimum royalty payment of $250,000 starting post-product launch, until the expiration of the OUI Agreement or revocation of the last valid claim covering a licensed product, at which point a royalty rate of 3% will apply. An annual maintenance fee of $10,000 and $20,000 is required in the pre-phase III year and Phase III year, respectively, and as defined in the OUI Agreement. The Company is also obligated to pay a 25% royalty on any sums received by the Company from any sublicensee (including all up-front, milestone and other one-off payments received by the Company from any sub-licenses or other contracts granted by the Company with respect to the licensed technology). In addition, the Company is required to pay OUI milestone payments of up to an aggregate of $51.25 million; specifically, upon the achievement of specified development milestones of approximately $2.25 million, regulatory milestones of approximately $9.5 million, and commercial milestones of approximately $39.5 million. The annual maintenance fee and milestone fees are indexed to the RPI (Retail Prices index for all items which is published in the United Kingdom by the Office for National Statistics, or any replacement of it) and will be increased or decreased as appropriate as set forth in the OUI Agreement. As of June 30, 2022, the Company evaluated the likelihood of the Company achieving the specified milestones and generating product sales, and determined the likelihood is not yet probable and as such no accrual of these payments is required as of June 30, 2022.

Oxford University Research Agreement

Pursuant to the terms of the OUI Agreement, as disclosed in Note 5, the Company entered into a sponsored research agreement dated December 18, 2019 with Oxford University for research related to the OUI Agreement for a period of three years for a total of £420,000. The Company prepaid the full amount to Oxford of $554,802 for the services in January 2020, of which approximately $0.2 million remains as a prepaid expense as of June 30, 2022 and December 31, 2021. On May 16, 2022, the Company entered into an amendment to the Oxford University Research Agreement, whereby the Oxford University Research Agreement was extended until June 30, 2024, with an option to extend another 12 months, for a fee of £53,500 (or approximately $56,000).

St. Jude Children’s Hospital

Pursuant to the St. Jude Agreement, as disclosed in Note 5, the Company is obligated to pay certain milestone and royalty payments in the future, as the related contingent events occur. On May 11, 2022, the Company entered into an amendment to the St. Jude Agreement, whereby the royalty terms, milestones payments and licensing fees were amended. Specifically, pursuant to the terms of the St. Jude Agreement, as amended, the Company is obligated to make 5% royalty payments for each licensed product(s) sold by the Company or its affiliates, based on the net sales for the duration of the St. Jude Agreement, and also pay 15% of consideration received for any sublicenses. The Company is also required to pay an additional one-time $5,000 license fee, and an annual maintenance fee of $10,000 beginning on the first anniversary of the Effective Date (which is waived if all of the developmental milestones scheduled for completion before such annual fee is due have been achieved). In addition, the Company is required to pay St. Jude milestone payments of up to an aggregate of $1.9 million; specifically, upon the achievement of specified development milestones of $0.3 million, regulatory milestones of $0.6 million, and commercial milestones of $1.0 million. As of June 30, 2022, the Company evaluated the likelihood of the Company achieving the specified milestones and generating product sales, and determined the likelihood is not yet probable and as such no accrual of these payments is required as of June 30, 2022.

St. Jude Children’s Sponsored Research Agreement

In addition to the St. Jude Agreement, the Company also entered into a sponsored research agreement dated May 3, 2021 with St. Jude for research related to the St. Jude Agreement (the “St. Jude SRA”). Pursuant to the St. Jude SRA, the Company is obligated to pay St. Jude an aggregate amount of $73,073 in two parts, Phase I for $57,624 and Phase II for $15,449. This sponsored research project began during 2021, and the Company recorded approximately $8,000 in related accrued expenses at December 31, 2021. During the three and six months ended June 30, 2022, the Company incurred related research and development expenses of approximately $0 and $8,000, respectively, and had approximately $15,000 recorded as related accrued expenses at June 30, 2022. During the three and six months ended June 30, 2021, the Company incurred related research and development expenses of approximately $58,000.

Cincinnati Children’s Hospital Medical Center

Pursuant to the CHMC Agreement, as disclosed in Note 5, the Company is obligated to pay certain milestone and royalty payments in the future, as the related contingent events occur. Specifically, the Company is obligated to pay CHMC a single-digit royalty on net sales, being 5%, 4% or 2% depending on the product, until the last valid claim covering a licensed product exists, at which point the royalty rates decrease by 50%. The Company is also obligated to pay up to a 25% royalty on any non-royalty sublicense revenue paid to the Company by any sublicensee. The CHMC Agreement also provides the Company with an option to license any CHMC or jointly patented modification, alteration or improvement of any invention claimed in a Licensed Patent (“CHMC Improvement” and “Joint Improvement, respectively”), with a $50,000 option fee for each Improvement that the Company elects to include in the license grant of the CHMC Agreement. In addition, the Company is required to pay CHMC milestone payments of up to an aggregate of $59.75 million; specifically, upon the achievement of specified development milestones of approximately $0.5 million, regulatory milestones of approximately $1.25 million, and commercial milestones of approximately $58 million. As of June 30, 2022, the Company evaluated the likelihood of the Company achieving the specified milestones and generating product sales, and determined the likelihood is not yet probable and as such no accrual of these payments is required as of June 30, 2022.

CHMC Sponsored Research Agreement

In addition to the CHMC Agreement, the Company also entered into a sponsored research agreement dated June 30, 2022 with CHMC for research related to the CHMC Agreement (the “CHMC SRA”). Pursuant to this research agreement, the Company is obligated to pay CHMC an aggregate amount not-to-exceed $247,705. This sponsored research project has not yet begun as of June 30, 2022. The CHMC SRA has a term of one year, and is cancelable upon 60 days written notice by either party for convenience. In addition, either party may terminate the CHMC SRA in the event the other party (a) files or has filed against it a petition under the Bankruptcy Act (among other things) or (b) fails to perform or otherwise breaches its obligations under the agreement, and has not cured such failure or breach within 30 days of notice of material breach.

Ology Bioservices, Inc. (which was later acquired by National Resilience, Inc.)

Pursuant to the Ology MSA and the second Project Addendum, as disclosed in Note 5, the Company is obligated to pay Ology an aggregate amount of approximately $2.8 million, plus reimbursement for materials and outsourced testing which will be billed at cost plus 15%. This project began during 2021, and the Company recorded approximately $164,000 and $115,000 as related accounts payable and accrued expenses, respectively, at December 31, 2021. On April 20, 2022, the Company entered into an amendment to the Ology MSA, whereby the Company’s obligations increased by $300,000, specifically related to regulatory support on the project. During the three and six months ended June 30, 2022, the Company incurred related research and development expenses of approximately $275,000 and $492,000, respectively, and had approximately $144,000 and $453,000 recorded as related accounts payable and accrued expenses, respectively, at June 30, 2022. See Note 4. There were no such expenses incurred during the three and six months ended June 30, 2021. This project is currently expected to be performed through the fourth quarter of 2023.

Underwriter Termination Agreement

On February 7, 2022, the Company and its former underwriter, Maxim Group (“Maxim”), entered into a termination agreement, whereby the parties agreed to terminate their engagement of Maxim as the Company’s lead managing underwriter and book runner in connection with the Company’s IPO. Per the terms of the termination agreement, the Company agreed to pay Maxim a termination fee of $300,000, due upon the close of the Company’s IPO. The termination fee was recorded as general and administrative expense, and paid, during the six months ended June 30, 2022.

Indemnification

In the normal course of business, the Company enters into contracts and agreements that contain a variety of representations and warranties and provide for general indemnifications. The Company’s exposure under these agreements is unknown because it involves claims that may be made against the Company in the future but have not yet been made. To date, the Company has not paid any claims or been required to defend any action related to its indemnification obligations. However, the Company may incur charges in the future as a result of these indemnification obligations.

Risks and Uncertainties — COVID-19

Management continues to evaluate the impact of the COVID-19 pandemic on the industry and has concluded that while it is reasonably possible that the virus could have a negative effect on the Company’s financial position, results of its operations and/or search for drug candidates, the specific impact is not readily determinable as of the date of these financial statements. The financial statements do not include any adjustments that might result from the outcome of this uncertainty.

Note 7 — Commitments and Contingencies

Office lease

The Company leased office space for approximately $5,500 a month from a related party. The Company paid a $15,000 rental deposit and rent expense for the years ended December 31, 2021 and 2020 was approximately $26,000 and $66,000, respectively. The Company terminated the related party lease in May 2021 and entered into a new lease with an unrelated party in April 2021. The Company is not a party to a lease with a term in excess of 12 months and has a month-to-month lease as of December 31, 2021.

Litigation

From time to time, the Company may be subject to various legal proceedings and claims that arise in the ordinary course of its business activities. The Company is not a party to any material legal proceedings and is not aware of any pending or threatened claims.

Significant agreements

Oxford University Innovation Limited

Pursuant to the OUI Agreement, as disclosed in Note 5, the Company is obligated to pay certain milestone and royalty payments in the future, as the related contingent events occur. Specifically, the Company is obligated to pay a 6% royalty on all net sales of licensed products, as defined in the OUI Agreement, with an annual minimum royalty payment of $250,000 starting post-product launch, until the expiration of the OUI Agreement or revocation of the last valid claim covering a licensed product, at which point a royalty rate of 3% will apply. An annual maintenance fee of $10,000 and $20,000 is required in the pre-phase III year and Phase III year, respectively, and as defined in the OUI Agreement. The Company is also obligated to pay a 25% royalty on any sums received by the Company from any sublicensee (including all up-front, milestone and other one-off payments received by the Company from any sub-licenses or other contracts granted by the Company with respect to the licensed technology). In addition, the Company is required to pay OUI milestone payments of up to an aggregate of $51.25 million; specifically, upon the achievement of specified development milestones of approximately $2.25 million, regulatory milestones of approximately $9.5 million, and commercial milestones of approximately $39.5 million. The annual maintenance fee and milestone fees are indexed to the RPI (Retail Prices index for all items which is published in the United Kingdom by the Office for National Statistics, or any replacement of it) and will be increased or decreased as appropriate as set forth in the OUI Agreement. As of December 31, 2021, the Company evaluated the likelihood of the Company achieving the specified milestones and generating product sales, and determined the likelihood is not yet probable and as such no accrual of these payments is required as of December 31, 2021.

Oxford University Research Agreement

Pursuant to the terms of the OUI Agreement, as disclosed in Note 5, the Company entered into a sponsored research agreement dated December 18, 2019 with Oxford University for research related to the OUI Agreement for a period of three years for a total of £420,000. The Company prepaid the full amount to Oxford of $554,802 for the services in January 2020, of which approximately $0.2 million and $0.4 million remains as a prepaid expense as of December 31, 2021 and 2020, respectively.

St. Jude Children’s Hospital

Pursuant to the St. Jude Agreement, as disclosed in Note 5, the Company is obligated to pay certain milestone and royalty payments in the future, as the related contingent events occur. Specifically, the Company is obligated to make 4% royalty payments for each licensed product(s) sold by the Company or its affiliates, based on the net sales for the duration of the St. Jude Agreement, and also pay 15% of consideration received for any sublicenses. The Company is required to pay an annual maintenance fee of $10,000 beginning on the first anniversary of the Effective Date (which is waived if all of the developmental milestones scheduled for completion before such annual fee is due have been achieved). In addition, the Company is required to pay St. Jude milestone payments of up to an aggregate of $1 million; specifically, upon the achievement of specified development milestones of approximately $0.2 million, regulatory milestones of approximately $0.3 million, and commercial milestones of approximately $0.5 million. As of December 31, 2021, the Company evaluated the likelihood of the Company achieving the specified milestones and generating product sales, and determined the likelihood is not yet probable and as such no accrual of these payments is required as of December 31, 2021.

St. Jude Children’s Sponsored Research Agreement

In addition to the St. Jude Agreement, the Company also entered into a sponsored research agreement dated May 3, 2021 with St. Jude for research related to the St. Jude Agreement. Pursuant to this research agreement, the Company is obligated to pay St. Jude an aggregate amount of $73,073 in two parts, Phase I for $57,624 and Phase II for $15,449. This sponsored research project began during the year ended December 31, 2021, and the Company has incurred related research and development expenses of approximately $65,000 of which approximately $8,000 was recorded as accrued expenses at December 31, 2021.

Cincinnati Children’s Hospital Medical Center

Pursuant to the CHMC Agreement, as disclosed in Note 5, the Company is obligated to pay certain milestone and royalty payments in the future, as the related contingent events occur. Specifically, the Company is obligated to pay CHMC a single-digit royalty on net sales, being 5%, 4% or 2% depending on the product, until the last valid claim covering a licensed product exists, at which point the royalty rates decrease by 50%. The Company is also obligated to pay up to a 25% royalty on any non-royalty sublicense revenue paid to the Company by any sublicensee. The CHMC Agreement also provides the Company with an option to license any CHMC or jointly patented modification, alteration or improvement of any invention claimed in a Licensed Patent (“CHMC Improvement” and “Joint Improvement, respectively”), with a $50,000 option fee for each Improvement that the Company elects to include in the license grant of the CHMC Agreement. In addition, the Company is required to pay CHMC milestone payments of up to an aggregate of $59.75 million; specifically, upon the achievement of specified development milestones of approximately $0.5 million, regulatory milestones of approximately $1.25 million, and commercial milestones of approximately $58 million. As of December 31, 2021, the Company evaluated the likelihood of the Company achieving the specified milestones and generating product sales, and determined the likelihood is not yet probable and as such no accrual of these payments is required as of December 31, 2021.

Ology Bioservices, Inc. (which was later acquired by National Resilience, Inc.)

Pursuant to the Ology MSA and the second Project Addendum, as disclosed in Note 5, the Company is obligated to pay Ology an aggregate amount of approximately $2.8 million, plus reimbursement for materials and outsourced testing which will be billed at cost plus 15%. This project began during the year ended December 31, 2021, and the Company has incurred related research and development expenses of approximately $328,000 of which approximately $164,000 and $115,000 was recorded as accounts payable and accrued expenses, respectively, at December 31, 2021. This project is currently expected to be performed through the fourth quarter of 2023.

Indemnification

In the normal course of business, the Company enters into contracts and agreements that contain a variety of representations and warranties and provide for general indemnifications. The Company’s exposure under these agreements is unknown because it involves claims that may be made against the Company in the future but have not yet been made. To date, the Company has not paid any claims or been required to defend any action related to its indemnification obligations. However, the Company may incur charges in the future as a result of these indemnification obligations.

Risks and Uncertainties — COVID-19

Management continues to evaluate the impact of the COVID-19 pandemic on the industry and has concluded that while it is reasonably possible that the virus could have a negative effect on the Company’s financial position, results of its operations and/or search for drug candidates, the specific impact is not readily determinable as of the date of these financial statements. The financial statements do not include any adjustments that might result from the outcome of this uncertainty.